Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Commissions and fees
Lending business	910	652
Investment and portfolio management	1,998	1,943
Other securities business	50	17
Fiduciary business	2,048	1,960
Underwriting	898	722
Brokerage	2,154	1,869
Underwriting and brokerage	3,052	2,591
Other services	830	955
Commissions and fees	6,840	6,158